Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class A
Trading Symbol	LGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	1.72%
[1]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class C
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class C
Trading Symbol	LMOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$125	2.47%
[2]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.47%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class FI
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class FI
Trading Symbol	LMOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$90	1.77%
[3]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.77%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class I
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class I
Trading Symbol	LMNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$72	1.42%
[4]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class IS
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class IS
Trading Symbol	MVISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$70	1.37%
[5]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class R
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class R
Trading Symbol	LMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$99	1.95%
[6]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,584,139,210
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,584,139,210
Number of Holdings	41
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors	(%)
Consumer Discretionary	26.6%
Health Care	18.8%
Financials	17.7%
Communication Services	14.9%
Industrials	11.4%
Energy	8.8%
Information Technology	5.0%
Consumer Staples	0.3%
Cash & Other	-3.5%

Top 10 Issuers	(%)
QXO, Inc.	6.8%
Amazon.com Inc.	6.1%
Citigroup Inc.	5.5%
Alphabet Inc.	5.3%
Meta Platforms Inc.	5.2%
Royalty Pharma PLC	5.1%
NVIDIA Corp.	5.0%
Norwegian Cruise Line Holdings Ltd.	4.5%
CVS Health Corp.	4.0%
Energy Transfer LP	3.5%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized